Derivatives (Derivatives Associated With Interest Rate Risk Management Activities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Term Borrowings	$ 2,481,660		$ 3,228,070
Customer Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,484,514		1,666,711
Assets	119,313		67,729
Liabilities	3,275		4,400
Customer Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,038,500	[1]	1,051,220	[1]
Assets	69,650	[1]	71,289	[1]
Liabilities	474	[1]	535	[1]
Gains/(Losses)	(3,333)	[1]	5,812	[1]
Offsetting Upstream Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,484,514		1,666,711
Assets	3,275		4,400
Liabilities	119,314		67,729
Offsetting Upstream Interest Rate Contracts [Member] | Customer Interest Rate Contracts Hedging [Member] | Hedging Instruments And Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,038,500	[1]	1,051,220	[1]
Assets	474	[1]	535	[1]
Liabilities	71,750	[1]	74,889	[1]
Gains/(Losses)	3,078	[1]	(5,913)	[1]
Interest Rate Swaps [Member] | Debt Hedging [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	1,604,000	[2]	1,604,000	[2]
Assets	126,968	[2]	109,863	[2]
Gains/(Losses)	29,320	[2]	20,241	[2]
Term Borrowings [Member] | Debt Hedging [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Term Borrowings	1,604,000	[2],[3]	1,604,000	[2],[3]
Gains/(Losses) related to term borrowings	$ (29,320)	[2],[4]	$ (20,241)	[2],[4]

[1]	Gains/losses included in the Other expense section of the Consolidated Statements of Income.
[2]	Gains/losses included in the All other income and commissions section of the Consolidated Statements of Income.
[3]	Represents par value of term borrowings being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.